Revenue - Schedule of Revenue Attributable to Commercial Customers by Product (Detail) - Commercial customers [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from contracts with customers	€ 683,572	€ 225,728	€ 178,663
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	477,412	28,727
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	€ 206,160	€ 197,001	€ 178,663